Intangible assets, net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Composition and movement of intangible assets
Beginning balance		$ 167,397
Ending balance	$ 9,603	191,562	$ 167,397
Software
Composition and movement of intangible assets
Beginning balance		167,397	179,124
Additions		124,724	77,325
Amortization		(100,618)	(87,667)
Exchange differences		59	(1,385)
Ending balance		191,562	167,397	$ 179,124
Amortization expense		100,618	87,667	$ 72,885
Software | Gross value
Composition and movement of intangible assets
Beginning balance		579,360
Ending balance		704,257	579,360
Software | Accumulated depreciation / amortization
Composition and movement of intangible assets
Beginning balance		(411,963)
Ending balance		$ (512,695)	$ (411,963)
Software | Minimum
Composition and movement of intangible assets
Estimated useful lives (in years)	1 year	1 year
Software | Maximum
Composition and movement of intangible assets
Estimated useful lives (in years)	4 years	4 years